COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

The Group is subject to various claims and legal proceedings in the normal course of business. The Group evaluates these matters on an ongoing basis and establishes provisions when a loss is considered probable and reasonably estimable, in accordance with ASC Topic 450, Contingencies.

During the year ended December 31, 2024, the Group entered into a lease agreement for its offices in the Cayman Islands. Annual lease commitments are described in Note 10.

The Group has no other material commitments or loss contingencies requiring disclosure as of December 31, 2025, and December 31, 2024.